As filed with the Securities and Exchange Commission on May 22, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10487

Hotchkis and Wiley Funds
(Exact name of registrant as specified in charter)

725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Address of principal executive offices) (Zip code)

Anna Marie Lopez, President
Hotchkis and Wiley Funds
725 South Figueroa Street, 39th Floor
Los Angeles, CA 90017-5439
(Name and address of agent for service)

(213) 430-1000
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2008

Date of reporting period:  March 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments - March 31, 2008
Hotchkis and Wiley Core Value Fund (Unaudited)

	Shares
COMMON STOCKS - 96.79%	Held	Value
CONSUMER DISCRETIONARY - 13.68%
Auto Components - 0.13%
Magna International, Inc.	31,300	$2,258,295
Household Durables - 3.52%
Centex Corporation	1,993,200	48,255,372
Pulte Homes, Inc.	796,700	11,591,985
		59,847,357
Media - 2.60%
Idearc, Inc.	676,500	2,462,460
Interpublic Group of Companies, Inc. (a)	4,594,400	38,638,904
R.H. Donnelley Corporation (a)(b)	625,500	3,165,030
		44,266,394
Multiline Retail - 0.94%
J.C. Penney Company, Inc.	425,700	16,053,147
Specialty Retail - 6.49%
The Gap, Inc.	1,619,700	31,875,696
Home Depot, Inc.	2,185,900	61,139,623
Limited Brands, Inc.	1,014,200	17,342,820
		110,358,139
TOTAL CONSUMER DISCRETIONARY		232,783,332
CONSUMER STAPLES - 5.10%
Food & Staples Retailing - 3.61%
Safeway, Inc.	657,000	19,282,950
Wal-Mart Stores, Inc.	799,600	42,122,928
		61,405,878
Tobacco - 1.49%
Altria Group, Inc.	347,700	7,718,940
Philip Morris International, Inc. (a)	347,700	17,586,666
		25,305,606
TOTAL CONSUMER STAPLES		86,711,484
ENERGY - 3.34%
Oil, Gas & Consumable Fuels - 3.34%
Royal Dutch Shell PLC - Class B - ADR	693,300	46,714,554
Sunoco, Inc.	191,400	10,042,758
		56,757,312
TOTAL ENERGY		56,757,312
FINANCIALS - 32.65%
Commercial Banks - 5.70%
Comerica, Inc.	479,300	16,813,844
KeyCorp	386,800	8,490,260
National City Corporation	1,065,000	10,596,750
Wachovia Corporation	2,264,100	61,130,700
		97,031,554
Consumer Finance - 1.01%
American Express Company	188,400	8,236,848
Capital One Financial Corporation	182,700	8,992,494
		17,229,342
Diversified Financial Services - 8.35%
Bank of America Corporation	1,387,822	52,612,332
Citigroup, Inc.	2,007,700	43,004,934
JPMorgan Chase & Company	1,079,400	46,360,230
		141,977,496
Insurance - 9.70%
Conseco, Inc. (a)	1,276,500	13,020,300
Genworth Financial, Inc.	2,386,000	54,019,040
MetLife, Inc.	465,000	28,020,900
The Travelers Companies, Inc.	547,400	26,193,090
Unum Group	1,146,900	25,243,269
XL Capital Limited	628,900	18,583,995
		165,080,594
Thrifts & Mortgage Finance - 7.89%
Fannie Mae	638,700	16,810,584
Freddie Mac	2,420,600	61,289,592
Washington Mutual, Inc. (b)	5,445,300	56,086,590
		134,186,766
TOTAL FINANCIALS		555,505,752
HEALTH CARE - 11.60%
Health Care Equipment & Supplies - 1.59%
Covidien Limited	610,900	27,032,325
Pharmaceuticals - 10.01%
AstraZeneca PLC - ADR	883,800	33,575,562
Bristol-Myers Squibb Company	1,217,300	25,928,490
Eli Lilly & Company	795,300	41,029,527
Johnson & Johnson	245,900	15,951,533
Pfizer, Inc.	1,571,600	32,893,588
Schering-Plough Corporation	1,454,100	20,953,581
		170,332,281
TOTAL HEALTH CARE		197,364,606
INDUSTRIALS - 7.21%
Aerospace & Defense - 2.69%
Empresa Brasileira de Aeronautica SA - ADR	338,700	13,382,037
Northrop Grumman Corporation	416,700	32,423,427
		45,805,464
Air Freight & Logistics - 1.50%
FedEx Corporation	275,100	25,493,517
Industrial Conglomerates - 3.02%
Tyco International Limited	1,165,400	51,335,870
TOTAL INDUSTRIALS		122,634,851
INFORMATION TECHNOLOGY - 19.18%
Communications Equipment - 1.04%
Alcatel-Lucent - ADR	3,061,200	17,632,512
Electronic Equipment & Instruments - 2.95%
Tyco Electronics Limited	1,464,300	50,254,776
IT Services - 4.81%
Electronic Data Systems Corporation	4,918,100	81,886,365
Software - 10.38%
CA, Inc.	3,952,306	88,926,885
Microsoft Corporation	2,257,500	64,067,850
Oracle Corporation (a)	1,206,400	23,597,184
		176,591,919
TOTAL INFORMATION TECHNOLOGY		326,365,572
MATERIALS - 0.23%
Chemicals - 0.23%
Eastman Chemical Company	63,200	3,946,840
TOTAL MATERIALS		3,946,840
UTILITIES - 3.80%
Electric Utilities - 3.80%
Entergy Corporation	215,600	23,517,648
Exelon Corporation	289,100	23,495,157
FPL Group, Inc.	279,600	17,542,104
		64,554,909
TOTAL UTILITIES		64,554,909

Total investments - 96.79% (Cost $2,048,603,880)		1,646,624,658

Collateral for securities on loan^ - 1.97%		33,512,157

Time deposit* - 3.17%		53,875,252

Liabilities in excess of other assets - (1.93)%		(32,834,190)

Net assets - 100.00%		$1,701,177,877

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securites on loan was $31,980,579.
ADR - American Depository Receipt.
^ - Collateral for securities on loan of $33,510,193 was invested in RBC Capital Markets Corporation Repurchase
Agreements which bear interest at 2.75% and mature on 4/1/2008. The repurchase proceeds are $33,512,753.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $1,964 was invested in cash.
* - Time deposit with Branch Banking and Trust Company bears interest at 1.75% and matures on 4/1/2008.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2008
Hotchkis and Wiley Large Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.53%	Held	Value
CONSUMER DISCRETIONARY - 12.95%
Household Durables - 2.81%
Centex Corporation	2,286,500	$55,356,165
Lennar Corporation - Class B	2,151,220	37,108,545
		92,464,710
Media - 0.49%
Idearc, Inc.	4,449,400	16,195,816
Multiline Retail - 0.98%
J.C. Penney Company, Inc.	860,100	32,434,371
Specialty Retail - 7.35%
AutoNation, Inc. (a)	2,483,700	37,180,989
The Gap, Inc.	2,894,200	56,957,856
Home Depot, Inc.	4,103,047	114,762,225
Limited Brands, Inc.	1,936,200	33,109,020
		242,010,090
Textiles, Apparel & Luxury Goods - 1.32%
Jones Apparel Group, Inc.	3,242,400	43,513,008
TOTAL CONSUMER DISCRETIONARY		426,617,995
CONSUMER STAPLES - 4.17%
Food & Staples Retailing - 2.72%
Wal-Mart Stores, Inc.	1,701,900	89,656,092
Tobacco - 1.45%
Altria Group, Inc.	654,000	14,518,800
Philip Morris International, Inc. (a)	654,000	33,079,320
		47,598,120
TOTAL CONSUMER STAPLES		137,254,212
ENERGY - 4.54%
Oil, Gas & Consumable Fuels - 4.54%
Royal Dutch Shell PLC - Class B - ADR	1,814,000	122,227,320
Sunoco, Inc.	518,800	27,221,436
		149,448,756
TOTAL ENERGY		149,448,756
FINANCIALS - 33.57%
Commercial Banks - 5.00%
Comerica, Inc.	942,300	33,055,884
National City Corporation	1,099,800	10,943,010
Wachovia Corporation	4,471,600	120,733,200
		164,732,094
Consumer Finance - 1.03%
Capital One Financial Corporation	689,400	33,932,268
Diversified Financial Services - 8.71%
Bank of America Corporation	2,672,833	101,327,099
Citigroup, Inc.	4,031,900	86,363,298
JPMorgan Chase & Company	2,309,800	99,205,910
		286,896,307
Insurance - 10.76%
Genworth Financial, Inc.	4,760,200	107,770,928
The Hanover Insurance Group, Inc.	999,500	41,119,430
MetLife, Inc.	1,373,300	82,755,058
Unum Group	3,848,800	84,712,088
XL Capital Limited	1,295,600	38,284,980
		354,642,484
Thrifts & Mortgage Finance - 8.07%
Fannie Mae	1,257,000	33,084,240
Freddie Mac	4,764,200	120,629,544
Washington Mutual, Inc. (b)	10,883,100	112,095,930
		265,809,714
TOTAL FINANCIALS		1,106,012,867
HEALTH CARE - 10.88%
Health Care Equipment & Supplies - 1.51%
Covidien Limited	1,119,900	49,555,575
Pharmaceuticals - 9.37%
AstraZeneca PLC - ADR	1,881,700	71,485,783
Bristol-Myers Squibb Company	2,493,300	53,107,290
Eli Lilly & Company	1,648,000	85,020,320
Johnson & Johnson	239,600	15,542,852
Pfizer, Inc.	3,994,900	83,613,257
		308,769,502
TOTAL HEALTH CARE		358,325,077
INDUSTRIALS - 4.44%
Aerospace & Defense - 1.49%
Northrop Grumman Corporation	630,000	49,020,300
Industrial Conglomerates - 2.95%
Tyco International Limited	2,210,100	97,354,905
TOTAL INDUSTRIALS		146,375,205
INFORMATION TECHNOLOGY - 20.18%
Communications Equipment - 1.02%
Alcatel-Lucent - ADR	5,834,500	33,606,720
Electronic Equipment & Instruments - 2.98%
Tyco Electronics Limited	2,862,100	98,227,272
IT Services - 4.86%
Electronic Data Systems Corporation	9,614,600	160,083,090
Software - 11.32%
BMC Software, Inc. (a)	1,921,100	62,474,172
CA, Inc.	8,114,241	182,570,422
Microsoft Corporation	4,498,100	127,656,078
		372,700,672
TOTAL INFORMATION TECHNOLOGY		664,617,754
MATERIALS - 3.14%
Chemicals - 3.14%
Eastman Chemical Company	1,658,000	103,542,100
TOTAL MATERIALS		103,542,100
UTILITIES - 4.66%
Electric Utilities - 4.66%
Entergy Corporation	257,100	28,044,468
Exelon Corporation	909,500	73,915,065
FPL Group, Inc.	820,900	51,503,266
		153,462,799
TOTAL UTILITIES		153,462,799

Total investments - 98.53% (Cost $3,982,798,550)		3,245,656,765

Collateral for securities on loan^ - 1.64%		54,129,109

Time deposit* - 0.73%		24,187,244

Liabilities in excess of other assets - (0.90)%		(29,887,246)

Net assets - 100.00%		$3,294,085,872

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securites on loan was $52,420,780.

Investments in affiliated issuers. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2008, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2007	Additions	Reductions	March 31, 2008	Income	March 31, 2008
Centex Corporation +	2,557,400	5,108,600	5,379,500	2,286,500	$523,988	$55,356,165
Lennar Corporation +	7,799,420	5,159,600	10,807,800	2,151,220	2,328,186	37,108,545
					$2,852,174

+ Issuer was not an affiliate as of March 31, 2008.

ADR - American Depository Receipt.
^ - Collateral for securities on loan of $54,125,937 was invested in RBC Capital Markets Corporation Repurchase
Agreements which bear interest at 2.75% and mature on 4/1/2008. The repurchase proceeds are $54,130,072.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $3,172 was invested in cash.
* - Time deposit with Bank of America bears interest at 1.75% and matures on 4/1/2008.
Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2008
Hotchkis and Wiley Mid-Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.73%	Held	Value
CONSUMER DISCRETIONARY - 28.26%
Auto Components - 0.78%
Magna International, Inc.	252,300	$18,203,445
Household Durables - 4.97%
Beazer Homes USA, Inc. (b)	1,654,800	15,637,860
Centex Corporation	1,832,100	44,355,141
Pulte Homes, Inc.	3,802,100	55,320,555
		115,313,556
Media - 6.16%
Citadel Broadcasting Corporation (b)(c)	16,281,900	27,027,954
Idearc, Inc.	605,700	2,204,748
Interpublic Group of Companies, Inc. (a)	9,845,200	82,798,132
R.H. Donnelley Corporation (a)(b)	1,448,766	7,330,756
Valassis Communications, Inc. (a)	2,192,400	23,787,540
		143,149,130
Specialty Retail - 12.79%
AutoNation, Inc. (a)	4,503,100	67,411,407
Foot Locker, Inc.	3,861,400	45,448,678
The Gap, Inc.	902,000	17,751,360
Limited Brands, Inc.	6,514,100	111,391,110
Rent-A-Center, Inc. (a)	2,989,200	54,851,820
		296,854,375
Textiles, Apparel & Luxury Goods - 3.56%
Jones Apparel Group, Inc. (c)	5,664,200	76,013,564
Liz Claiborne, Inc.	367,600	6,671,940
		82,685,504
TOTAL CONSUMER DISCRETIONARY		656,206,010
CONSUMER STAPLES - 3.76%
Food & Staples Retailing - 3.76%
Safeway, Inc.	2,975,700	87,336,795
TOTAL CONSUMER STAPLES		87,336,795
ENERGY - 1.14%
Oil, Gas & Consumable Fuels - 1.14%
Sunoco, Inc.	503,100	26,397,657
TOTAL ENERGY		26,397,657
FINANCIALS - 28.70%
Commercial Banks - 9.23%
Comerica, Inc.	1,875,300	65,785,524
First Horizon National Corporation (b)	2,595,400	36,361,554
KeyCorp	2,088,900	45,851,355
National City Corporation	2,317,900	23,063,105
UnionBanCal Corporation	882,000	43,288,560
		214,350,098
Consumer Finance - 0.94%
Discover Financial Services	1,329,100	21,757,367
Diversified Financial Services - 0.25%
CIT Group, Inc.	485,900	5,757,915
Insurance - 14.61%
CNA Financial Corporation	1,302,824	33,599,831
Conseco, Inc. (a)	7,199,300	73,432,860
Genworth Financial, Inc.	3,361,200	76,097,568
The Hanover Insurance Group, Inc.	914,300	37,614,302
Unum Group	3,903,300	85,911,633
XL Capital Limited	1,096,300	32,395,665
		339,051,859
Real Estate Management & Development - 3.13%
MI Developments, Inc. (c)	2,533,400	72,759,248
Thrifts & Mortgage Finance - 0.54%
Washington Mutual, Inc.	1,226,000	12,627,800
TOTAL FINANCIALS		666,304,287
INDUSTRIALS - 9.08%
Aerospace & Defense - 0.97%
Empresa Brasileira de Aeronautica SA - ADR	572,300	22,611,573
Commercial Services & Supplies - 5.70%
IKON Office Solutions, Inc. (c)	6,982,581	53,067,615
Manpower, Inc.	743,900	41,851,814
PHH Corporation (a)	2,143,600	37,362,948
		132,282,377
Marine - 0.57%
Alexander & Baldwin, Inc.	307,600	13,251,408
Road & Rail - 1.84%
Con-way, Inc.	863,800	42,740,824
TOTAL INDUSTRIALS		210,886,182
INFORMATION TECHNOLOGY - 17.49%
Communications Equipment - 1.44%
Alcatel-Lucent - ADR	4,270,800	24,599,808
Tellabs, Inc. (a)	1,624,100	8,851,345
		33,451,153
Electronic Equipment & Instruments - 0.26%
Tyco Electronics Limited	172,100	5,906,472
IT Services - 5.18%
Electronic Data Systems Corporation	6,975,500	116,142,075
Unisys Corporation (a)	940,300	4,165,529
		120,307,604
Semiconductor & Semiconductor Equipment - 1.04%
Maxim Integrated Products, Inc.	1,181,600	24,092,824
Software - 9.57%
BMC Software, Inc. (a)	2,609,800	84,870,696
CA, Inc.	5,275,444	118,697,490
Novell, Inc. (a)	2,974,500	18,709,605
		222,277,791
TOTAL INFORMATION TECHNOLOGY		406,035,844
MATERIALS - 4.95%
Chemicals - 4.95%
Ashland, Inc.	553,400	26,175,820
Eastman Chemical Company	1,420,000	88,679,000
		114,854,820
TOTAL MATERIALS		114,854,820
UTILITIES - 5.35%
Electric Utilities - 5.35%
FPL Group, Inc.	1,013,600	63,593,264
Great Plains Energy, Inc.	1,349,800	33,272,570
Portland General Electric Company	1,209,000	27,262,950
		124,128,784
TOTAL UTILITIES		124,128,784

Total investments - 98.73% (Cost $2,915,173,245)		2,292,150,379

Collateral for securities on loan^ - 1.72%		39,841,091

Time deposit* - 3.84%		89,178,987

Liabilities in excess of other assets - (4.29)%		(99,567,758)

Net assets - 100.00%		$2,321,602,699

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securites on loan was $38,940,470.
(c) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2008, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2007	Additions	Reductions	March 31, 2008	Income	March 31, 2008
Citadel Broadcasting Corporation	4,187,100	12,549,600	454,800	16,281,900	$—	$27,027,954
Conseco, Inc. +	7,599,900	1,280,400	1,681,000	7,199,300	—	73,432,860
Con-way, Inc. +	2,680,800	—	1,817,000	863,800	615,080	42,740,824
IKON Office Solutions, Inc.	8,708,300	298,000	2,023,719	6,982,581	985,259	53,067,615
Jones Apparel Group, Inc.	4,693,500	2,123,800	1,153,100	5,664,200	2,543,254	76,013,564
MI Developments, Inc.	3,420,300	—	886,900	2,533,400	1,121,720	72,759,248
Rent-A-Center, Inc. +	3,820,300	—	831,100	2,989,200	—	54,851,820
Valassis Communications, Inc. +	2,456,500	—	264,100	2,192,400	—	23,787,540
					$5,265,313
	+ Issuer was not an affiliate as of March 31, 2008.

ADR - American Depository Receipt.
^ - Collateral for securities on loan of $39,838,757 was invested in RBC Capital Markets Corporation Repurchase
Agreements which bear interest at 2.75% and mature on 4/1/2008. The repurchase proceeds are $39,841,800.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $2,334 was invested in cash.
* - Time deposit with Bank of America ($71,753,208) and Branch Banking and Trust Company ($17,425,779) bears interest at 1.75% and matures on 4/1/2008.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2008
Hotchkis and Wiley Small Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 98.48%	Held	Value
CONSUMER DISCRETIONARY - 32.58%
Diversified Consumer Services - 0.40%
Sotheby's	49,500	$1,431,045
Hotels, Restaurants & Leisure - 4.44%
Lodgian, Inc. (a) (c)	1,418,209	15,813,031
Household Durables - 3.41%
Beazer Homes USA, Inc. (b)	552,500	5,221,125
California Coastal Communities, Inc. (a)	415,800	2,012,472
MDC Holdings, Inc.	58,700	2,570,473
Russ Berrie & Company, Inc. (a)	166,200	2,336,772
		12,140,842
Media - 6.53%
R.H. Donnelley Corporation (a)(b)	98,400	497,904
Valassis Communications, Inc. (a)	1,165,400	12,644,590
Westwood One, Inc. (a)(c)	4,817,700	10,117,170
		23,259,664
Specialty Retail - 7.49%
Asbury Automotive Group, Inc.	124,700	1,715,872
AutoNation, Inc. (a)	104,200	1,559,874
Group 1 Automotive, Inc.	151,200	3,550,176
Pacific Sunwear of California (a)	717,700	9,050,197
Rent-A-Center, Inc. (a)	344,700	6,325,245
The Wet Seal, Inc. - Class A (a)	1,325,300	4,492,767
		26,694,131
Textiles, Apparel & Luxury Goods - 10.32%
Jones Apparel Group, Inc.	455,900	6,118,178
K-Swiss, Inc.	93,600	1,480,752
Phillips-Van Heusen	131,000	4,967,520
Quiksilver, Inc. (a)	750,500	7,362,405
Steve Madden Limited (a)	144,700	2,478,711
The Warnaco Group, Inc. (a)	364,100	14,360,104
		36,767,670
TOTAL CONSUMER DISCRETIONARY		116,106,383
CONSUMER STAPLES - 1.43%
Food & Staples Retailing - 1.43%
BJ's Wholesale Club, Inc. (a)	92,800	3,312,032
Great Atlantic & Pacific Tea Company (a)	67,972	1,782,226
		5,094,258
TOTAL CONSUMER STAPLES		5,094,258
ENERGY - 2.95%
Oil, Gas & Consumable Fuels - 2.95%
Foundation Coal Holdings, Inc.	209,100	10,524,003
TOTAL ENERGY		10,524,003
FINANCIALS - 31.30%
Commercial Banks - 4.04%
First Horizon National Corporation (b)	476,400	6,674,364
Webster Financial Corporation	276,700	7,711,629
		14,385,993
Insurance - 11.48%
Conseco, Inc. (a)	241,800	2,466,360
Employers Holdings, Inc.	665,200	12,332,808
The Hanover Insurance Group, Inc.	343,700	14,139,818
PMA Capital Corporation (a)	389,900	3,329,746
Quanta Capital Holdings Limited (a)	186,000	321,780
United America Indemnity Limited (a)	431,828	8,317,007
		40,907,519
Real Estate Investment Trusts - 8.73%
CapLease, Inc.	1,907,100	14,818,167
Lexington Realty Trust	414,000	5,965,740
U-Store-It Trust	910,600	10,317,098
		31,101,005
Real Estate Management & Development - 5.95%
MI Developments, Inc.	738,400	21,206,848
Thrifts & Mortgage Finance - 1.10%
Home Federal Bancorp, Inc.	325,800	3,906,342
TOTAL FINANCIALS		111,507,707
INDUSTRIALS - 19.39%
Commercial Services & Supplies - 14.36%
Hudson Highland Group, Inc. (a) (c)	1,517,900	12,856,613
IKON Office Solutions, Inc.	1,264,800	9,612,480
Kelly Services, Inc.	715,000	14,700,400
Korn/Ferry International (a)	121,400	2,051,660
PHH Corporation (a)	446,000	7,773,780
Spherion Corporation (a)	681,300	4,169,556
		51,164,489
Machinery - 2.56%
Miller Industries, Inc. (a) (c)	946,400	9,113,832
Marine - 0.50%
Alexander & Baldwin, Inc.	41,800	1,800,744
Road & Rail - 1.96%
Con-way, Inc.	141,200	6,986,576
TOTAL INDUSTRIALS		69,065,641
INFORMATION TECHNOLOGY - 4.06%
IT Services - 0.82%
Patni Computer Systems Limited - ADR	187,700	2,145,411
Unisys Corporation (a)	173,900	770,377
		2,915,788
Software - 3.24%
Lawson Software, Inc. (a)	697,900	5,255,187
Novell, Inc. (a)	999,400	6,286,226
		11,541,413
TOTAL INFORMATION TECHNOLOGY		14,457,201
MATERIALS - 1.45%
Chemicals - 1.45%
Ashland, Inc.	75,200	3,556,960
Tronox, Inc. - Class A	153,300	611,667
Tronox, Inc. - Class B	255,100	994,890
		5,163,517
TOTAL MATERIALS		5,163,517
UTILITIES - 5.32%
Electric Utilities - 5.32%
Great Plains Energy, Inc.	598,000	14,740,700
Portland General Electric Company	187,200	4,221,360
		18,962,060
TOTAL UTILITIES		18,962,060

Total investments - 98.48% (Cost $412,056,426)		350,880,770

Collateral for securities on loan^ - 2.52%		8,966,510

Time deposit* - 0.37%		1,335,056

Liabilities in excess of other assets - (1.37)%		(4,879,683)

Net assets - 100.00%		$356,302,653

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securites on loan was $8,766,970.
(c) - Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2008, is set forth below:

	Share Balance At			Share Balance At	Dividend	Value At
Issuer Name	July 1, 2007	Additions	Reductions	March 31, 2008	Income	March 31, 2008
Hudson Highland Group, Inc.	877,800	640,100	—	1,517,900	$—	$12,856,613
Lodgian, Inc.	1,573,109	—	154,900	1,418,209	—	15,813,031
Miller Industries, Inc.	349,100	597,300	—	946,400	—	9,113,832
Westwood One, Inc.	2,710,600	2,236,700	129,600	4,817,700	—	10,117,170

ADR - American Depository Receipt.
^ - Collateral for securities on loan of $8,965,985 was invested in RBC Capital Markets Corporation Repurchase
Agreements which bear interest at 2.75% and mature on 4/1/2008. The repurchase proceeds are $8,966,670.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $525 was invested in cash.
* - Time deposit with Branch Banking and Trust Company bears interest at 1.75% and matures on 4/1/2008.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

Schedule of Investments - March 31, 2008
Hotchkis and Wiley All Cap Value Fund (Unaudited)

	Shares
COMMON STOCKS - 99.37%	Held	Value
CONSUMER DISCRETIONARY - 12.10%
Hotels, Restaurants & Leisure - 3.22%
Lodgian, Inc. (a)	192,700	$2,148,605
Household Durables - 1.25%
Centex Corporation	34,300	830,403
Media - 0.07%
Westwood One, Inc. (a)	21,100	44,310
Specialty Retail - 7.56%
Home Depot, Inc.	96,146	2,689,204
Limited Brands, Inc.	137,700	2,354,670
		5,043,874
TOTAL CONSUMER DISCRETIONARY		8,067,192
FINANCIALS - 36.02%
Commercial Banks - 3.38%
Wachovia Corporation	83,500	2,254,500
Consumer Finance - 4.91%
American Express Company	74,900	3,274,628
Diversified Financial Services - 12.08%
Bank of America Corporation	141,400	5,360,474
Citigroup, Inc.	110,500	2,366,910
JPMorgan Chase & Company	7,700	330,715
		8,058,099
Insurance - 3.89%
Genworth Financial, Inc.	90,500	2,048,920
XL Capital Limited	18,400	543,720
		2,592,640
Real Estate Management & Development - 9.07%
MI Developments, Inc.	210,500	6,045,560
Thrifts & Mortgage Finance - 2.69%
Freddie Mac	31,100	787,452
Washington Mutual, Inc. (b)	97,800	1,007,340
		1,794,792
TOTAL FINANCIALS		24,020,219
HEALTH CARE - 5.25%
Pharmaceuticals - 5.25%
AstraZeneca PLC - ADR	75,500	2,868,245
Eli Lilly & Company	12,200	629,398
		3,497,643
TOTAL HEALTH CARE		3,497,643
INDUSTRIALS - 14.82%
Commercial Services & Supplies - 7.60%
Hudson Highland Group, Inc. (a)	598,700	5,070,989
Industrial Conglomerates - 3.01%
Tyco International Limited	45,525	2,005,376
Machinery - 4.21%
Miller Industries, Inc. (a)	291,398	2,806,163
TOTAL INDUSTRIALS		9,882,528
INFORMATION TECHNOLOGY - 22.71%
Electronic Equipment & Instruments - 2.00%
Tyco Electronics Limited	38,825	1,332,474
IT Services - 8.97%
Electronic Data Systems Corporation	359,300	5,982,345
Software - 11.74%
CA, Inc.	228,600	5,143,500
Microsoft Corporation	94,600	2,684,748
		7,828,248
TOTAL INFORMATION TECHNOLOGY		15,143,067
MATERIALS - 2.73%
Chemicals - 2.73%
Eastman Chemical Company	29,100	1,817,295
TOTAL MATERIALS		1,817,295
UTILITIES - 5.74%
Electric Utilities - 5.74%
Entergy Corporation	9,600	1,047,168
Exelon Corporation	34,200	2,779,434
		3,826,602
TOTAL UTILITIES		3,826,602

Total investments - 99.37% (Cost $76,828,135)		66,254,546

Collateral for securities on loan^ - 1.14%		759,173

Time deposit* - 0.82%		543,447

Liabilities in excess of other assets - (1.33)%		(879,351)

Net assets - 100.00%		$66,677,815

(a) - Non-income producing security.
(b) - All or a portion of this security is on loan. Total market value of securites on loan was $742,302.
ADR - American Depository Receipt.
^ - Collateral for securities on loan of $759,128 was invested in RBC Capital Markets Corporation Repurchase
Agreements which bear interest at 2.75% and mature on 4/1/2008. The repurchase proceeds are $759,186.
The repurchase agreements are collateralized by United States Government & Agency Issues.
The remaining collateral for securities on loan of $44 was invested in cash.
* - Time deposit with Bank of America bears interest at 1.75% and matures on 4/1/2008.
Invested through a cash management account administered by
Brown Brothers Harriman & Co.

The cost basis of investments for federal income tax purposes at March 31, 2008 was as follows*:

	Core	Large Cap	Mid-Cap	Small Cap	All Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund
Cost of investments	$2,048,603,880	$3,982,798,550	$2,915,173,245	$412,056,426	$76,828,135
Gross unrealized appreciation	69,875,911	235,693,183	152,329,045	43,381,202	1,314,404
Gross unrealized depreciation	(471,855,133)	(972,834,968)	(775,351,911)	(104,556,858)	(11,887,993)
Net unrealized appreciation (depreciation)	$(401,979,222)	$(737,141,785)	$(623,022,866)	$(61,175,656)	$(10,573,589)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hotchkis and Wiley Funds

By (Signature and Title)   /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Anna Marie Lopez
Anna Marie Lopez
President of Hotchkis and Wiley Funds

Date   May 20, 2008

By (Signature and Title)   /s/James Menvielle
James Menvielle
Treasurer of Hotchkis and Wiley Funds

Date   May 20, 2008